Note 12 - Stockholders' Equity - Details of Warrants Outstanding (Details)	Dec. 31, 2023 $ / shares shares
Warrant Expiring in February 2029 [Member]
Number of warrants (in shares) | shares	2,068,000
Exercise price (in dollars per share) | $ / shares	$ 1.57
Warrants Expiring in April 2032 [Member]
Number of warrants (in shares) | shares	2,068,000
Exercise price (in dollars per share) | $ / shares	$ 8.02